Share-based Compensation - Schedule of equity-settled and cash-settled share-based payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity-settled share-based compensation	$ 31,503	$ 29,793
Total cash-settled share-based compensation	393	0
Stock option share-based compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity-settled share-based compensation	31,503	29,793
RSU share-based compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total equity-settled share-based compensation	0	0
Total cash-settled share-based compensation	$ 393	$ 0